Exploration and Evaluation Interests - Snip Property (Details) $ in Thousands				12 Months Ended
	Oct. 02, 2020	Oct. 16, 2018	Jul. 19, 2017 lease item oz	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty	1.00%
Percentage of right to purchase interest retained	0.50%
Exploration or development expenditure | $				$ 146,922	$ 91,855
Snip
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			1.00%
Percentage of right to purchase interest relinquished			1.00%
Compensation to purchase interest as a multiplier of cost incurred | item			3
Minimum ounces of contained gold for retention | oz			2,000,000
Percentage of interest sold			100.00%
Percentage of right to purchase interest retained			51.00%
Number of mining leases in optioned property | lease			1
Number of mineral tenures in optioned property | item			4
Percentage of royalty on gold recovered from ore			3.00%
Threshold ounce per ton of gold recovered from ore | oz			0.3
Exploration or development expenditure | $				$ 619	$ 936
Snip | Hochschild
Exploration And Evaluation Interests [Line Items]
Percentage of option to purchase interest retained		60.00%